OTHER ASSETS (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Other Current Assets	$ 7,869,974	$ 9,151,613
Total Other Assets	12,252,411	15,893,773
Other Assets [Member]
Long-Term Security Diposits for Leases	4,590,885	8,177,871
Loans and Other Long-Term Diposits	7,655,933	7,568,738
Other Current Assets	5,593	147,164
Total Other Assets	$ 12,252,411	$ 15,893,773